Basis of measurement - Non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Summarized statement of financial position
Net Revenue	R$ 1,684,896	R$ 822,203	R$ 364,284
Cost of services rendered	(1,337,749)	(618,691)	(256,147)
Gross Profit	347,147	203,512	108,137
General, administrative and sales	(26,553)	(26,837)	(18,956)
Operating expenses	10,389	25,482	18,251
Operating profit	336,758	178,030	89,886
Financial expenses	(113,541)	(12,804)	(14,483)
Finance income	9,567	10,776	7,405
Net finance costs	(103,974)	(2,028)	(7,078)
Net income before income and social contribution taxes	232,784	176,002	82,808
Income tax and social contribution	(44,910)	(37,860)	(16,754)
Profit for the year	187,874	138,142	66,054
Profit for the year controlling	161,493	131,116	61,699
Non controlling interests
Summarized statement of financial position
Profit for the year	26,381	R$ 7,026	R$ 4,355
Non controlling interests | JM Servicos Integrados S.A.
Summarized statement of financial position
Net Revenue	20,432
Cost of services rendered	(13,113)
Gross Profit	7,319
General, administrative and sales	(3,764)
Other expense	38
Operating expenses	(3,802)
Operating profit	3,517
Financial expenses	(2,699)
Finance income	25
Net finance costs	(2,674)
Net income before income and social contribution taxes	843
Income tax and social contribution	(949)
Profit for the year	(106)
Profit for the year controlling	(74)
Profit for the year non-controlling	R$ (32)
Ownership interest	30.00%
Non controlling interests | Ambipar Response Tank
Summarized statement of financial position
Net Revenue	R$ 60,484
Cost of services rendered	(20,374)
Gross Profit	40,110
General, administrative and sales	(2,830)
Other expense	10,259
Operating expenses	7,429
Operating profit	47,539
Financial expenses	(334)
Finance income	305
Net finance costs	(29)
Net income before income and social contribution taxes	47,510
Income tax and social contribution	(4,451)
Profit for the year	43,059
Profit for the year controlling	27,017
Profit for the year non-controlling	R$ 16,042
Ownership interest	49.00%
Non controlling interests | RG Response S.A.
Summarized statement of financial position
Net Revenue	R$ 9,314
Cost of services rendered	(5,811)
Gross Profit	3,503
General, administrative and sales	(1,307)
Other expense	41
Operating expenses	(1,348)
Operating profit	2,155
Financial expenses	(68)
Finance income	2
Net finance costs	(66)
Net income before income and social contribution taxes	2,089
Income tax and social contribution	(493)
Profit for the year	1,596
Profit for the year controlling	935
Profit for the year non-controlling	R$ 661
Ownership interest	49.00%
Non controlling interests | Ambipar Flyone Servio Aereo Especializado, Comrcio e
Summarized statement of financial position
Net Revenue	R$ 55,900
Cost of services rendered	(30,427)
Gross Profit	25,473
General, administrative and sales	(15,280)
Other expense	112
Operating expenses	(15,392)
Operating profit	10,081
Financial expenses	(5,572)
Finance income	372
Net finance costs	(5,200)
Net income before income and social contribution taxes	4,881
Income tax and social contribution	(2,131)
Profit for the year	2,750
Profit for the year controlling	1,403
Profit for the year non-controlling	R$ 1,347
Ownership interest	49.00%
Non controlling interests | Ambipar Response Dracares Apoio Martimo e [Member]
Summarized statement of financial position
Net Revenue	R$ 61,430
Cost of services rendered	(39,294)
Gross Profit	22,136
General, administrative and sales	(4,349)
Other expense	92
Operating expenses	(4,257)
Operating profit	17,879
Financial expenses	(1,190)
Finance income	104
Net finance costs	(1,086)
Net income before income and social contribution taxes	16,793
Income tax and social contribution	(6,315)
Profit for the year	10,478
Profit for the year controlling	5,371
Profit for the year non-controlling	R$ 5,107
Ownership interest	49.00%
Non controlling interests | Lacerda & Lacerda Serv.de Transp.e Emergencias Ambientais Ltda
Summarized statement of financial position
Net Revenue	R$ 3,201
Cost of services rendered	(1,490)
Gross Profit	1,711
General, administrative and sales	(371)
Operating expenses	(371)
Operating profit	1,340
Financial expenses	(53)
Finance income	1
Net finance costs	(52)
Net income before income and social contribution taxes	1,288
Income tax and social contribution	(502)
Profit for the year	786
Profit for the year controlling	550
Profit for the year non-controlling	R$ 236
Ownership interest	30.00%
Non controlling interests | AMBIPAR Response ES S.A
Summarized statement of financial position
Net Revenue	R$ 102,666
Cost of services rendered	(69,318)
Gross Profit	33,348
General, administrative and sales	(13,788)
Other expense	258
Operating expenses	(14,046)
Operating profit	19,302
Financial expenses	(5,456)
Finance income	1,688
Net finance costs	(3,768)
Net income before income and social contribution taxes	15,534
Income tax and social contribution	(5,879)
Profit for the year	9,655
Profit for the year controlling	6,635
Profit for the year non-controlling	R$ 3,020
Ownership interest	30.00%
Non controlling interests | Total
Summarized statement of financial position
Net Revenue	R$ 313,427
Cost of services rendered	(179,827)
Gross Profit	133,600
General, administrative and sales	(41,689)
Other expense	9,902
Operating expenses	(31,787)
Operating profit	101,813
Financial expenses	(15,372)
Finance income	2,498
Net finance costs	(12,874)
Net income before income and social contribution taxes	88,939
Income tax and social contribution	(20,720)
Profit for the year	68,219
Profit for the year controlling	41,838
Profit for the year non-controlling	R$ 26,381